TAXES ON INCOME - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unrecognized Tax Benefits [Roll Forward]
Uncertain tax positions, beginning of year	$ 92,851	$ 90,124
Increases (decrease) in tax positions for prior years	8,147
Increases (decrease) in tax positions for prior years		(4,345)
Increases in tax positions for current year	14,715	9,743
Settlements	(41,652)	0
Expiry of the statute of limitations	(3,520)	(2,671)
Uncertain tax positions, end of year	$ 70,541	$ 92,851